Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Financial instruments
Schedule of financial instruments

			Fair value
	Amortized		through profit	Fair value
As of December 31, 2021	cost		or loss	hierarchy level

Financial assets -
Trade account receivables, net	Ps.	778,054	—
Trade account receivables from related parties		24	—
Derivative financial instruments		—	28,193	2
Total		778,078	28,193
Financial liabilities -
Accounts payable to suppliers		1,984,932	—
Lease liability		17,880	—
Long term debt		1,510,385	—	—

Total		3,513,197	—

			Fair value
	Amortized		through profit	Fair value
As of January 03, 2021	cost		or loss	hierarchy level

Financial assets -
Trade account receivables, net	Ps.	757,806	—
Total		757,806	—
Financial liabilities -
Debt		629,877	—
Accounts payable to suppliers		2,078,628	—
Lease liability		24,378	—
Derivative financial instruments		—	320,294	2

Total		2,732,883	320,294

			Fair value
	Amortized		through profit	Fair value
As of December 31, 2019	cost		or loss	hierarchy level

Financial assets -
Trade account receivables, net	Ps.	266,938	—
Other receivables		5,867	—
Total		272,805	—
Financial liabilities -
Debt		677,713	—
Accounts payable to suppliers		529,348	—
Lease liability		24,584	—
Derivative financial instruments		—	32,309	2

Total		1,231,645	32,309

Schedule of fair value hierarchy levels at the reporting date

Financial assets/ financial liabilities	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts and interest rate swaps (see Note 18)

Discounted cash flows.
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

		N/A	N/A

Schedule of financial assets and financial liabilities at the reporting date

	2021		2020	2019

Assets	US$	10,686	29,559	1,331
Liabilities		(35,148)	(49,570)	(16,095)

Net position	US$	(24,462)	(20,011)	(14,764)
Closing exchange rate of the year		20.5157	19.9352	18.8452

Schedule of exchange rate sensitivity analysis

2021

Impact on net income	Ps.	50,186

Schedule of bank credit lines

Bank credit lines and long-term debt	2021		2020	2019

Amount used	Ps.	1,500,000	626,554	656,459
Amount not used		250,000	297,828	260,500

Total credit lines and long-term debt	Ps.	1,750,000	924,382	916,959